UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund:    BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Treasury Wine Estates Ltd.	264,224	$845,187
Belgium — 1.6%
Anheuser-Busch InBev NV	195,659	18,752,625
Canada — 0.9%
MEG Energy Corp. (a)(b)	355,700	9,858,998
China — 2.5%
21Vianet Group, Inc. — ADR (a)	122,824	2,772,138
Anhui Conch Cement Co. Ltd., Class H	2,621,060	10,161,764
Baidu, Inc. — ADR (a)(b)	35,100	5,493,150
China Cinda Asset Management Co. Ltd., Class H (a)	7,166,000	4,633,468
Ping An Insurance Group Co. of China Ltd., Class H	616,500	4,994,700

		28,055,220
Denmark — 0.6%
Novo Nordisk A/S, Class B	176,300	6,978,834
France — 4.8%
AXA SA	216,300	5,673,794
BNP Paribas SA	113,380	8,753,576
Rexel SA	268,200	6,890,836
Schneider Electric SA	70,700	5,696,334
Societe Generale SA	159,100	8,989,186
Vivendi SA	703,350	18,880,926

		54,884,652
Germany — 3.7%
Bayer AG	64,200	8,449,147
Commerzbank AG (a)	283,186	4,821,934
Daimler AG	150,200	12,545,671
OSRAM Licht AG (a)	195,900	11,478,691
Telefonica Deutschland Holding AG	701,500	5,588,771

		42,884,214
Hong Kong — 1.9%
AIA Group Ltd.	2,167,700	9,992,118
Melco Crown Entertainment Ltd. — ADR (a)	147,700	6,054,223
Samsonite International SA	1,998,200	5,478,856

		21,525,197
India — 0.1%
Tata Motors Ltd. — ADR	59,848	1,666,767
Indonesia — 1.1%
Global Mediacom Tbk PT	29,625,500	4,475,532
Matahari Department Store Tbk PT (a)	8,998,500	8,567,368

		13,042,900
Ireland — 1.7%
CRH PLC	343,700	8,876,275
Green REIT PLC (a)	5,879,897	10,388,651

		19,264,926

Common Stocks	Shares	Value
Italy — 1.5%
Banca Generali SpA	420,430	$12,883,093
Moncler SpA (a)	226,800	4,319,126

		17,202,219
Japan — 7.4%
Daiwa Securities Group, Inc.	577,000	5,351,334
GMO internet, Inc.	237,000	2,890,515
Kenedix Office Investment Corp. — REIT	990	4,919,999
Nabtesco Corp.	372,800	8,264,556
Shinsei Bank Ltd.	5,233,000	10,578,619
SMC Corp.	22,900	5,735,380
SoftBank Corp.	148,800	10,772,652
Sumitomo Mitsui Financial Group, Inc.	175,600	8,134,870
Tokyo Tatemono Co. Ltd.	848,300	8,053,744
Tokyu Fudosan Holdings Corp. (a)	807,600	7,011,268
Toyota Motor Corp.	98,000	5,607,526
Yahoo! Japan Corp.	1,415,800	8,092,661

		85,413,124
Mexico — 0.9%
Fomento Economico Mexicano SAB de CV — ADR	108,300	9,772,992
Netherlands — 1.6%
ING Groep NV (a)	422,000	5,573,387
Randstad Holding NV	200,135	12,691,990

		18,265,377
New Zealand — 1.0%
Project OZ (Acquired 10/15/13, Cost $5,317,368) (a)(c)	350,000	11,154,939
Russia — 1.1%
Eurasia Drilling Co. Ltd. — GDR	272,639	9,433,309
Yandex NV (a)	77,100	2,833,425

		12,266,734
South Korea — 0.9%
NAVER Corp. (a)	9,820	6,195,978
Samsung Heavy Industries Co. Ltd.	137,400	4,263,334

		10,459,312
Spain — 3.7%
Cie Automotive SA	445,392	4,598,389
Fomento de Construcciones y Contratas SA (a)	236,400	6,324,815
NH Hoteles SA (a)	3,144,282	19,782,960
Prosegur Cia de Seguridad SA	877,500	5,278,373
Sacyr SA (a)	1,247,342	6,350,666

		42,335,203
Sweden — 1.3%
Svenska Cellulosa AB, B Shares	516,327	14,681,955
Switzerland — 5.5%
Novartis AG	288,800	22,826,998

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt CAD Canadian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound GDR Global Depositary Receipt	HKD Hong Kong Dollar JPY Japanese Yen KRW Korean Won REIT Real Estate Investment Trust SEK Swedish Krona USD US Dollar

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Roche Holding AG	147,370	$40,433,273

		63,260,271
Taiwan — 0.2%
Hermes Microvision Inc. — GDR (a)	78,542	2,322,487
Thailand — 0.6%
PTT Global Chemical PCL	3,432,300	7,388,647
United Kingdom — 9.0%
APR Energy PLC	683,118	9,444,235
ASOS PLC (a)	35,000	3,590,198
AstraZeneca PLC	145,700	9,239,439
Aveva Group PLC	135,316	4,778,615
Blinkx PLC (a)	1,984,056	4,145,369
Crest Nicholson Holdings PLC (a)	2,230,519	13,420,295
esure Group PLC	1,412,559	6,330,055
Foxtons Group PLC (a)	1,697,887	9,753,172
Lloyds Banking Group PLC (a)	6,411,300	8,743,350
Partnership Assurance Group PLC (a)	1,406,900	7,474,973
Perform Group PLC (a)	1,732,398	7,048,520
Project White, (Acquired 1/16/14, (Cost $5,768,771) (a)(c)	271,008	5,791,626
Vodafone Group PLC — ADR (b)	351,608	13,030,592

		102,790,439
United States — 42.5%
AbbVie, Inc. (b)	237,523	11,693,257
Acuity Brands, Inc. (b)	78,100	9,921,824
Adobe Systems, Inc. (a)(b)	113,700	6,729,903
Alkermes PLC (a)(b)	175,500	8,543,340
American Airlines Group, Inc. (a)(b)	252,300	8,464,665
Apple Inc. (b)	53,884	26,974,330
Autodesk, Inc. (a)(b)	184,100	9,435,125
BankUnited, Inc.	327,000	10,169,700
Cabot Oil & Gas Corp. (b)	400,600	16,015,988
CBS Corp., Class B	147,800	8,678,816
Celgene Corp. (a)(b)	70,300	10,680,679
Citigroup, Inc. (b)	319,161	15,137,806
Concho Resources, Inc. (a)(b)	102,200	9,994,138
Covidien PLC (b)	252,000	17,196,480
Crown Holdings, Inc. (a)	156,800	6,444,480
Eastman Chemical Co. (b)	95,600	7,452,976
Eaton Corp. PLC (b)	80,200	5,861,818
Facebook, Inc., Class A (a)(b)	95,700	5,987,949
Flowserve Corp.	120,300	8,701,299
General Motors Co. (a)(b)	189,400	6,833,552
Genworth Financial, Inc., Class A (a)(b)	611,000	9,012,250
Gilead Sciences, Inc. (a)(b)	151,001	12,178,231
Google, Inc., Class A (a)(b)	26,139	30,869,375
The Hain Celestial Group, Inc. (a)	119,541	10,984,622
Hertz Global Holdings, Inc. (a)(b)	354,900	9,234,498
JPMorgan Chase & Co. (b)	239,505	13,258,997
Kennedy-Wilson Holdings, Inc.	715,800	17,193,516

Common Stocks	Shares	Value
United States (concluded)
Las Vegas Sands Corp. (b)	78,800	$6,029,776
Lowe’s Cos., Inc. (b)	182,300	8,438,667
Mondelez International, Inc., Class A	349,500	11,446,125
National Oilwell Varco, Inc. (b)	115,900	8,693,659
Nimble Storage, Inc. (a)	10,792	466,538
Oasis Petroleum, Inc. (a)(b)	166,322	6,953,923
Pfizer, Inc. (b)	376,600	11,448,640
Platform Specialty Products Corp. (a)	628,366	8,759,422
Ralph Lauren Corp.	47,500	7,452,275
Roper Industries, Inc. (b)	112,200	15,398,328
Rowan Cos. PLC, Class A (a)(b)	180,845	5,673,108
ServiceNow, Inc. (a)(b)	97,600	6,190,768
St. Jude Medical, Inc.	139,400	8,465,762
SunPower Corp. (a)(b)	115,100	3,724,636
Textron, Inc. (b)	78,100	2,772,550
United Parcel Service, Inc., Class B (b)	121,200	11,541,876
United Rentals, Inc. (a)(b)	134,228	10,864,414
Varian Medical Systems, Inc. (a)	104,800	8,521,288
Visa, Inc., Class A (b)	56,450	12,161,024
Whole Foods Market, Inc. (b)	106,000	5,539,560
WisdomTree Investments, Inc. (a)	559,293	7,897,217
Yelp, Inc. (a)	76,380	5,801,061

		487,890,231
Total Common Stocks — 96.2%		1,102,963,450

Warrants (d)
United States — 0.0%
Platform Specialty Products Corp., Expires 10/31/16 (a)	269,302	354,940
Total Long Term Investments (Cost — $995,046,458) — 96.2%		1,103,318,390

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	69,198,916	69,198,916
Total Short-Term Securities (Cost — $69,198,916) — 6.0%		69,198,916
Total Investments Before Options Written (Cost — $1,064,245,374*) — 102.2%		1,172,517,306

Options Written
(Premiums Received — $14,620,127) — (1.0)%		(11,205,049)
Total Investments Net of Options Written — 101.2%		1,161,312,257
Liabilities in Excess of Other Assets — (1.2)%		(13,993,650)

Net Assets — 100.0%		$1,147,318,607

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,078,878,346

Gross unrealized appreciation	$132,638,901
Gross unrealized depreciation	(38,999,941)

Net unrealized appreciation	$93,638,960

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Restricted security as to resale. As of January 31, 2014 the Trust held 1.5% of its net assets, with a current market value of $16,946,565 and an original cost of $11,086,457, in this security.

(d)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	36,387,584	32,811,332	69,198,916	$3,667

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,151,000	USD	1,559,950	Barclays Bank PLC	2/03/14	$(7,587)
USD	12,567,054	EUR	9,253,000	JPMorgan Chase Bank N.A.	2/03/14	87,454
USD	21,471	GBP	13,000	Barclays Bank PLC	2/03/14	101
USD	5,204,354	JPY	531,989,040	Canadian Imperial Bank of Commerce	2/03/14	(2,613)
CHF	15,934,111	USD	17,643,931	Commonwealth Bank of Australia	2/04/14	(68,808)
DKK	1,291,198	USD	233,955	Citibank N.A.	2/04/14	(567)
EUR	1,293,000	USD	1,745,679	BNP Paribas S.A.	2/04/14	(1,799)
EUR	4,669,000	USD	6,312,161	JPMorgan Chase Bank N.A.	2/04/14	(15,041)
USD	777,054	GBP	472,000	Bank of America N.A.	2/04/14	1,133
USD	208,057	HKD	1,616,000	BNP Paribas S.A.	2/04/14	(88)
USD	2,300,247	JPY	236,023,003	Deutsche Bank AG	2/04/14	(9,893)
DKK	37,222,324	USD	6,734,577	Deutsche Bank AG	2/05/14	(6,208)
Total						$(23,916)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple Inc.	Call	USD	555.00	2/07/14	107	$(1,819)
Citigroup, Inc.	Call	USD	53.50	2/07/14	635	(1,270)
Eaton Corp. PLC	Call	USD	76.00	2/07/14	460	(25,300)
General Motors Co.	Call	USD	40.00	2/07/14	585	(4,972)
Genworth Financial, Inc., Class A	Call	USD	16.50	2/07/14	1,115	(5,018)
Genworth Financial, Inc., Class A	Call	USD	17.00	2/07/14	1,115	(2,230)
Apple Inc.	Call	USD	565.00	2/14/14	39	(975)
Genworth Financial, Inc., Class A	Call	USD	15.40	2/22/14	2,220	(66,442)
AbbVie, Inc.	Call	USD	52.50	2/24/14	283	(7,782)
AbbVie, Inc.	Call	USD	55.00	2/24/14	1,016	(7,620)
Acuity Brands, Inc.	Call	USD	110.00	2/24/14	125	(225,625)
Adobe Systems, Inc.	Call	USD	62.50	2/24/14	625	(17,812)
Alkermes PLC	Call	USD	55.00	2/24/14	600	(31,500)
Baidu, Inc. - ADR	Call	USD	175.00	2/24/14	192	(53,856)
Cabot Oil & Gas Corp.	Call	USD	40.00	2/24/14	784	(125,440)
Celgene Corp.	Call	USD	170.00	2/24/14	386	(15,247)
Concho Resources, Inc.	Call	USD	105.00	2/24/14	57	(5,985)
Gilead Sciences, Inc.	Call	USD	75.00	2/24/14	110	(75,625)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Gilead Sciences, Inc.	Call	USD	80.00	2/24/14	37	$(13,042)
Lowe’s Cos., Inc.	Call	USD	48.00	2/24/14	501	(18,537)
National Oilwell Varco, Inc.	Call	USD	77.50	2/24/14	197	(11,426)
National Oilwell Varco, Inc.	Call	USD	85.00	2/24/14	440	(2,640)
Roper Industries, Inc.	Call	USD	140.00	2/24/14	175	(18,812)
Roper Industries, Inc.	Call	USD	145.00	2/24/14	440	(34,100)
ServiceNow, Inc.	Call	USD	60.00	2/24/14	300	(141,000)
SunPower Corp.	Call	USD	40.00	2/24/14	633	(28,802)
Textron, Inc.	Call	USD	40.00	2/24/14	215	(860)
United Parcel Service, Inc., Class B	Call	USD	100.00	2/24/14	667	(8,004)
United Rentals, Inc.	Call	USD	80.00	2/24/14	265	(80,825)
Visa, Inc., Class A	Call	USD	240.00	2/24/14	153	(3,290)
Vodafone Group PLC - ADR	Call	USD	40.00	2/24/14	679	(5,772)
Whole Foods Market, Inc.	Call	USD	57.50	2/24/14	580	(23,780)
Facebook, Inc., Class A	Call	USD	63.00	3/07/14	527	(148,350)
Pfizer, Inc.	Call	USD	31.00	3/07/14	1,035	(35,708)
Alkermes PLC	Call	USD	55.00	3/24/14	366	(38,430)
American Airlines Group, Inc.	Call	USD	32.00	3/24/14	1,086	(295,935)
Autodesk, Inc.	Call	USD	55.00	3/24/14	1,012	(148,764)
Cabot Oil & Gas Corp.	Call	USD	40.00	3/24/14	709	(150,662)
Eastman Chemical Co.	Call	USD	82.50	3/24/14	496	(45,880)
Gilead Sciences, Inc.	Call	USD	82.50	3/24/14	682	(250,635)
Hertz Global Holdings, Inc.	Call	USD	27.00	3/24/14	975	(112,125)
Hertz Global Holdings, Inc.	Call	USD	28.00	3/24/14	975	(80,438)
JPMorgan Chase & Co.	Call	USD	60.00	3/24/14	580	(20,880)
Las Vegas Sands Corp.	Call	USD	85.00	3/24/14	396	(25,146)
Lowe’s Cos., Inc.	Call	USD	50.00	3/24/14	501	(27,555)
MEG Energy Corp.	Call	CAD	32.00	3/24/14	482	(32,458)
Pfizer, Inc.	Call	USD	31.00	3/24/14	1,035	(47,092)
Rowan Cos. PLC, Class A	Call	USD	33.00	3/24/14	1,199	(77,935)
ServiceNow, Inc.	Call	USD	65.00	3/24/14	478	(149,375)
Textron, Inc.	Call	USD	41.00	3/24/14	215	(2,688)
Visa, Inc., Class A	Call	USD	240.00	3/24/14	310	(35,495)
Vodafone Group PLC - ADR	Call	USD	39.00	3/24/14	453	(20,385)
Cabot Oil & Gas Corp.	Call	USD	40.00	4/21/14	709	(179,022)
Covidien PLC	Call	USD	70.00	4/21/14	680	(88,400)
Total						$(3,078,766)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
WisdomTree Investments, Inc.	Credit Suisse International	Call	USD	16.42	2/03/14	179,800	$(2)
21Vianet Group, Inc. - ADR	UBS AG	Call	USD	20.60	2/04/14	95,400	(188,300)
Concho Resources, Inc.	Deutsche Bank AG	Call	USD	107.44	2/04/14	50,400	(309)
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	44.14	2/04/14	42,200	(23)
General Motors Co.	Citibank N.A.	Call	USD	41.91	2/04/14	34,100	—
Las Vegas Sands Corp.	Citibank N.A.	Call	USD	72.87	2/04/14	19,800	(72,848)
Anheuser-Busch InBev NV	Citibank N.A.	Call	EUR	75.72	2/05/14	53,800	(1,237)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.08	2/05/14	235,000	(4)
BNP Paribas SA	Morgan Stanley & Co. International PLC	Call	EUR	54.09	2/05/14	85,000	(362,390)
Kennedy-Wilson Holdings, Inc.	Goldman Sachs International	Call	USD	20.35	2/05/14	38,200	(140,194)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.35	2/05/14	75,000	$(31,430)
Roche Holding AG	Credit Suisse International	Call	CHF	243.58	2/05/14	40,500	(247,689)
Roche Holding AG	Deutsche Bank AG	Call	CHF	246.98	2/05/14	5,200	(17,702)
Societe Generale SA	Morgan Stanley & Co. International PLC	Call	EUR	42.84	2/05/14	28,000	(14,927)
Svenska Cellulosa AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	191.75	2/05/14	142,800	(10,024)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	17.78	2/05/14	81,400	(234,528)
AstraZeneca PLC	Credit Suisse International	Call	GBP	36.26	2/07/14	80,000	(307,310)
Aveva Group PLC	Credit Suisse International	Call	GBP	21.10	2/07/14	16,000	(14,215)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	33.52	2/07/14	66,600	(3,987)
CBS Corp., Class B	Bank of America N.A.	Call	USD	59.25	2/07/14	81,200	(48,385)
CRH PLC	Goldman Sachs International	Call	GBP	15.07	2/07/14	131,200	(146,299)
Daimler AG	Deutsche Bank AG	Call	EUR	61.33	2/07/14	63,700	(127,153)
Ralph Lauren Corp.	Morgan Stanley & Co. International PLC	Call	USD	177.45	2/07/14	26,100	(300)
Rexel SA	Goldman Sachs International	Call	EUR	18.67	2/07/14	40,000	(24,176)
Kennedy-Wilson Holdings, Inc.	UBS AG	Call	USD	20.79	2/10/14	36,400	(117,572)
OSRAM Licht AG	Bank of America N.A.	Call	EUR	41.00	2/10/14	31,400	(101,691)
Eastman Chemical Co.	Deutsche Bank AG	Call	USD	77.19	2/11/14	15,000	(24,687)
Melco Crown Entertainment Ltd. - ADR	Citibank N.A.	Call	USD	42.20	2/11/14	59,800	(44,971)
Randstad Holding NV	Goldman Sachs International	Call	EUR	45.01	2/11/14	55,300	(172,173)
Vodafone Group PLC - ADR	UBS AG	Call	USD	39.10	2/11/14	26,400	(1,149)
Anhui Conch Cement Co. Ltd., Class H	Citibank N.A.	Call	HKD	30.47	2/12/14	544,000	(41,674)
Flowserve Corp.	Deutsche Bank AG	Call	USD	72.09	2/12/14	46,900	(78,720)
Kenedix Office Investment Corp. - REIT	Bank of America N.A.	Call	JPY	487,001.79	2/12/14	104	(23,302)
Nabtesco Corp.	Bank of America N.A.	Call	JPY	2,470.20	2/12/14	66,200	(3,498)
NAVER Corp.	Bank of America N.A.	Call	KRW	747,780.00	2/12/14	2,600	(7,653)
Oasis Petroleum, Inc.	Bank of America N.A.	Call	USD	45.44	2/12/14	86,900	(22,221)
Samsonite International SA	Deutsche Bank AG	Call	HKD	23.46	2/12/14	274,200	(963)
Shinsei Bank Ltd.	Bank of America N.A.	Call	JPY	258.22	2/12/14	1,092,000	(14)
WisdomTree Investments, Inc.	Credit Suisse International	Call	USD	17.55	2/13/14	162,600	(545)
ING Groep NV	Goldman Sachs International	Call	EUR	9.41	2/14/14	152,200	(89,274)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.08	2/18/14	235,000	(382)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	62.85	2/18/14	17,600	(32,494)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	43.81	2/18/14	70,600	(18)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.11	2/18/14	80,000	(59,223)
Rexel SA	Goldman Sachs International	Call	EUR	18.52	2/18/14	32,400	(28,326)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.23	2/18/14	192,900	(5,397)
Crown Holdings, Inc.	Goldman Sachs International	Call	USD	44.21	2/19/14	44,000	(4,341)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	20.88	2/19/14	73,600	(231,104)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	21.07	2/20/14	15,000	(18,641)
Lloyds Banking Group PLC	Credit Suisse International	Call	GBP	0.77	2/20/14	2,570,000	(268,929)
MEG Energy Corp.	Deutsche Bank AG	Call	CAD	31.10	2/20/14	79,200	(47,463)
Sacyr SA	Deutsche Bank AG	Call	EUR	3.77	2/20/14	441,000	(101,167)
Societe Generale SA	Deutsche Bank AG	Call	EUR	40.96	2/20/14	49,000	(129,906)
Eaton Corp. PLC	UBS AG	Call	USD	78.78	2/25/14	31,100	(10,062)
Yandex NV	Deutsche Bank AG	Call	USD	42.21	2/25/14	45,000	(31,277)
Acuity Brands, Inc.	Citibank N.A.	Call	USD	133.40	2/26/14	29,100	(29,994)
Nabtesco Corp.	Bank of America N.A.	Call	JPY	2,470.20	2/26/14	66,200	(11,178)
Samsonite International SA	Deutsche Bank AG	Call	HKD	23.46	2/26/14	274,200	(4,372)
Tokyu Fudosan Holdings Corp.	Goldman Sachs International	Call	JPY	955.89	2/26/14	273,000	(16,056)

JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of January 31, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Aveva Group PLC	Credit Suisse International	Call	GBP	23.37	2/27/14	10,800	$(1,630)
AXA SA	Goldman Sachs International	Call	EUR	19.08	2/27/14	75,300	(95,039)
Blinkx PLC	UBS AG	Call	GBP	2.08	2/27/14	235,000	(1,592)
Commerzbank AG	Goldman Sachs International	Call	EUR	11.07	2/27/14	108,000	(231,077)
ING Groep NV	Morgan Stanley & Co. International PLC	Call	EUR	10.44	2/27/14	79,900	(6,268)
NH Hoteles SA	Credit Suisse International	Call	EUR	4.14	2/27/14	104,000	(74,410)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	6.29	2/27/14	192,900	(5,404)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	32.84	2/28/14	66,100	(44,165)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	20.50	2/28/14	34,000	(119,680)
Oasis Petroleum, Inc.	Morgan Stanley & Co. International PLC	Call	USD	43.58	2/28/14	52,800	(67,719)
The Hain Celestial Group, Inc.	Goldman Sachs International	Call	USD	99.73	3/03/14	32,800	(48,963)
Flowserve Corp.	UBS AG	Call	USD	77.27	3/04/14	48,500	(34,137)
Anhui Conch Cement Co. Ltd., Class H	Goldman Sachs International	Call	HKD	29.98	3/05/14	898,000	(154,212)
Daiwa Securities Group, Inc.	Goldman Sachs International	Call	JPY	1,044.13	3/05/14	317,000	(20,593)
Kenedix Office Investment Corp. - REIT	Morgan Stanley & Co. International PLC	Call	JPY	498,809.06	3/05/14	140	(39,494)
NAVER Corp.	Citibank N.A.	Call	KRW	734,625.86	3/05/14	2,800	(42,888)
Ping An Insurance Group Co. of China Ltd., Class H	Bank of America N.A.	Call	HKD	63.65	3/05/14	339,000	(84,123)
Samsung Heavy Industries Co. Ltd.	Bank of America N.A.	Call	KRW	35,414.40	3/05/14	75,500	(51,711)
Shinsei Bank Ltd.	UBS AG	Call	JPY	249.08	3/05/14	715,000	(2,003)
SMC Corp.	UBS AG	Call	JPY	28,624.18	3/05/14	12,500	(9,697)
SoftBank Corp.	Goldman Sachs International	Call	JPY	9,215.80	3/05/14	81,800	(5,885)
Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs International	Call	JPY	5,512.06	3/05/14	155,700	(11,641)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	1,156.14	3/05/14	242,000	(4,897)
Toyota Motor Corp.	Goldman Sachs International	Call	JPY	6,353.00	3/05/14	53,900	(23,739)
Yahoo! Japan Corp.	Morgan Stanley & Co. International PLC	Call	JPY	650.24	3/05/14	778,600	(24,468)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	31.37	3/06/14	68,200	(49,340)
Anheuser-Busch InBev NV	Goldman Sachs International	Call	EUR	74.18	3/07/14	53,800	(75,096)
ASOS PLC	Goldman Sachs International	Call	GBP	63.68	3/07/14	19,200	(73,197)
Blinkx PLC	UBS AG	Call	GBP	2.08	3/07/14	235,000	(3,288)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	41.43	3/07/14	79,300	(3,497)
Fomento de Construcciones y Contratas SA	Morgan Stanley & Co. International PLC	Call	EUR	21.63	3/07/14	130,000	(42,904)
JPMorgan Chase & Co.	Citibank N.A.	Call	USD	56.98	3/07/14	73,700	(62,645)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	4.20	3/07/14	193,000	(132,176)
Novartis AG	Morgan Stanley & Co. International PLC	Call	CHF	74.59	3/07/14	123,600	(18,021)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	46.64	3/07/14	76,300	(38,367)
Randstad Holding NV	Credit Suisse International	Call	EUR	48.89	3/07/14	27,400	(34,332)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	20.20	3/07/14	32,400	(5,069)
Roche Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	245.82	3/07/14	10,100	(32,771)
Sacyr SA	Credit Suisse International	Call	EUR	3.82	3/07/14	245,100	(66,190)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.86	3/07/14	152,800	(140,071)
The Hain Celestial Group, Inc.	Citibank N.A.	Call	USD	93.68	3/10/14	32,900	(106,699)
St. Jude Medical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	63.40	3/10/14	76,000	(60,169)
Bayer AG	Credit Suisse International	Call	EUR	100.15	3/13/14	35,000	(97,761)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	63.56	3/13/14	21,600	(44,220)
Melco Crown Entertainment Ltd. - ADR	Goldman Sachs International	Call	USD	40.11	3/13/14	21,400	(59,448)

6	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Novartis AG	Deutsche Bank AG	Call	CHF	73.33	3/13/14	35,100	$(18,219)
Roche Holding AG	Deutsche Bank AG	Call	CHF	253.23	3/13/14	13,000	(20,365)
WisdomTree Investments, Inc.	Morgan Stanley & Co. International PLC	Call	USD	16.36	3/13/14	31,100	(9,463)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	23.10	3/14/14	145,800	(167,562)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.24	3/14/14	96,100	(39,971)
United Rentals, Inc.	UBS AG	Call	USD	83.56	3/14/14	47,300	(114,972)
Yelp, Inc.	Goldman Sachs International	Call	USD	86.51	3/14/14	75,700	(287,761)
AXA SA	UBS AG	Call	EUR	20.49	3/18/14	141,000	(76,834)
CRH PLC	Deutsche Bank AG	Call	GBP	16.61	3/18/14	57,000	(18,564)
NH Hoteles SA	UBS AG	Call	EUR	4.96	3/18/14	133,000	(17,574)
Randstad Holding NV	Morgan Stanley & Co. International PLC	Call	EUR	48.96	3/18/14	27,400	(39,956)
Schneider Electric SA	Deutsche Bank AG	Call	EUR	66.04	3/18/14	56,000	(43,953)
Societe Generale SA	UBS AG	Call	EUR	45.97	3/18/14	76,000	(53,769)
Svenska Cellulosa AB, B Shares	Deutsche Bank AG	Call	SEK	203.18	3/18/14	141,000	(16,744)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.86	3/18/14	152,800	(184,163)
Covidien PLC	Citibank N.A.	Call	USD	68.68	3/21/14	70,600	(111,830)
Commerzbank AG	Goldman Sachs International	Call	EUR	13.30	3/25/14	47,700	(32,084)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.83	3/25/14	133,000	(28,496)
Rexel SA	Goldman Sachs International	Call	EUR	19.60	3/25/14	21,000	(9,782)
AIA Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	36.83	3/26/14	1,192,000	(134,579)
Kenedix Office Investment Corp. - REIT	Morgan Stanley & Co. International PLC	Call	JPY	519,585.72	3/26/14	160	(34,670)
Samsonite International SA	UBS AG	Call	HKD	22.65	3/26/14	275,700	(18,563)
Shinsei Bank Ltd.	Citibank N.A.	Call	JPY	230.83	3/26/14	1,071,000	(33,674)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	24.07	3/31/14	32,100	(27,164)
Kenedix Office Investment Corp. - REIT	Morgan Stanley & Co. International PLC	Call	JPY	516,348.36	4/01/14	140	(40,358)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,374.31	4/01/14	72,600	(57,937)
Samsonite International SA	Deutsche Bank AG	Call	HKD	22.64	4/01/14	275,700	(20,323)
Tokyu Fudosan Holdings Corp.	Citibank N.A.	Call	JPY	917.84	4/01/14	171,100	(52,934)
Varian Medical Systems, Inc.	Goldman Sachs International	Call	USD	83.54	4/01/14	57,600	(103,277)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	24.36	4/02/14	33,500	(23,674)
Vodafone Group PLC - ADR	Deutsche Bank AG	Call	USD	37.79	4/02/14	53,700	(52,782)
GMO internet, Inc.	Citibank N.A.	Call	JPY	1,336.94	4/07/14	130,300	(66,454)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	34.58	4/08/14	96,100	(51,749)
Rexel SA	Goldman Sachs International	Call	EUR	19.60	4/08/14	21,000	(11,518)
Total							$(8,126,283)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities or the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$845,187	—	$845,187
Belgium	—	18,752,625	—	18,752,625
Canada	$9,858,998	—	—	9,858,998
China	28,055,220	—	—	28,055,220
Denmark	6,978,834	—	—	6,978,834
France	6,890,836	47,993,816	—	54,884,652
Germany	16,300,625	26,583,589	—	42,884,214
Hong Kong	6,054,223	15,470,974	—	21,525,197
India	1,666,767	—	—	1,666,767
Indonesia	8,567,368	4,475,532	—	13,042,900
Ireland	19,264,926	—	—	19,264,926
Italy	17,202,219	—	—	17,202,219
Japan	23,157,673	62,255,451	—	85,413,124
Mexico	9,772,992	—	—	9,772,992
Netherlands	—	18,265,377	—	18,265,377
New Zealand	—	11,154,939	—	11,154,939
Russia	12,266,734	—	—	12,266,734
South Korea	—	10,459,312	—	10,459,312
Spain	29,659,722	12,675,481	—	42,335,203
Sweden	—	14,681,955	—	14,681,955
Switzerland	—	63,260,271	—	63,260,271
Taiwan	2,322,487	—	—	2,322,487
Thailand	—	7,388,647	—	7,388,647
United Kingdom	56,748,670	40,250,143	5,791,626	102,790,439
United States	487,890,231	—	—	487,890,231
Warrants	—	—	$354,940	354,940
Short-Term Securities	69,198,916	—	—	69,198,916
Total	$811,857,441	$354,513,299	$6,146,566	$1,172,517,306

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$88,688	—	—	$88,688
Liabilities:
Equity contracts	(3,012,325)	$(8,192,724)	—	(11,205,049)
Foreign currency exchange contracts	(112,604)	—	—	(112,604)
Total	$(3,036,241)	$(8,192,724)	—	$(11,228,965)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

8	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$123,787	—	—	$123,787
Foreign currency at value	9,276,060	—	—	9,276,060
Total	$9,399,847	—	—	$9,399,847

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: March 25, 2014